VIA EDGAR SYSTEM

   Securities and Exchange Commission
   450 Fifth Street, N.W.
   Judiciary Plaza
   Washington, D.C.  20549

        Re:  Brandywine Blue Fund, Inc.
             File Nos. 33-37959 and 811-6221
             Rule 497(j) Certification

   Ladies and Gentlemen:

             The undersigned offcer of Brandywine Blue Fund, Inc. (the "Fund") does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended:

             (1) that the form of statement of additional information that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 6 to Form N-1A Registration Statement filed by the Fund on January 31, 1996, which is the most recent amendment to such registratin statement; and

             (2) that the text of Post-Effective Amendment No. 6 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on January 31, 1996.

                                      Very truly yours,

                                      BRANDYWINE BLUE FUND, INC.



                                      By:  /s/  Lynda J. Campbell
                                           Secretary